Other disclosures - Risk Review (Tables)	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
Maximum exposure and effects of collateral and other credit enhancements
Maximum exposure and effects of collateral and other credit enhancements (audited)
	Maximum exposure	Netting and set-off	Collateral		Risk transfer	Net exposure
			Cash	Non-cash
As at 31 December 2017	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	171,082	-	-	-	-	171,082
Items in the course of collection from other banks	2,153	-	-	-	-	2,153
Trading portfolio assets:
Debt securities	51,200	-	-	-	-	51,200
Traded loans	3,140	-	-	(128)	-	3,012
Total trading portfolio assets	54,340	-	-	(128)	-	54,212
Financial assets designated at fair value:
Loans and advances	11,037	-	(440)	(5,497)	(344)	4,756
Debt securities	15	-	-	-	-	15
Reverse repurchase agreements	100,040	-	(426)	(99,428)	-	186
Other financial assets	519	-	-	-	-	519
Total financial assets designated at fair value	111,611	-	(866)	(104,925)	(344)	5,476
Derivative financial instruments	237,669	(184,265)	(33,092)	(6,170)	(5,885)	8,257
Loans and advances to banks	35,663	-	(6)	(583)	(37)	35,037
Loans and advances to customers:
Home loans	147,002	-	(158)	(146,554)	-	290
Credit cards, unsecured and other retail lending	55,767	-	(241)	(3,995)	(16)	51,515
Corporate loans	162,783	(6,617)	(224)	(45,819)	(4,341)	105,782
Total loans and advances to customers	365,552	(6,617)	(623)	(196,368)	(4,357)	157,587
Reverse repurchase agreements and other similar secured lending	12,546	-	-	(12,226)	-	320
Financial investments - debt securities	57,129	-	-	(463)	(853)	55,813
Other assets	869	-	-	-	-	869
Total on-balance sheet	1,048,614	(190,882)	(34,587)	(320,863)	(11,476)	490,806

Off-balance sheet:
Contingent liabilities	19,012	-	(318)	(1,482)	(228)	16,984
Documentary credits and other short-term trade-related transactions	812	-	(27)	(11)	(4)	770
Standby facilities, credit lines and other commitments	314,761	-	(46)	(31,058)	(1,753)	281,904
Total off-balance sheet	334,585	-	(391)	(32,551)	(1,985)	299,658

Total	1,383,199	(190,882)	(34,978)	(353,414)	(13,461)	790,464

Maximum exposure and effects of collateral and other credit enhancements (audited)
	Maximum exposure	Netting and set-off	Collateral		Risk transfer	Net exposure
			Cash	Non-cash
As at 31 December 2016	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	102,353	-	-	-	-	102,353
Items in the course of collection from other banks	1,467	-	-	-	-	1,467
Trading portfolio assets:
Debt securities	38,789	-	-	-	-	38,789
Traded loans	2,975	-	-	(270)	-	2,705
Total trading portfolio assets	41,764	-	-	(270)	-	41,494
Financial assets designated at fair value:
Loans and advances	10,519	-	(17)	(4,107)	(432)	5,963
Debt securities	70	-	-	-	-	70
Reverse repurchase agreements	63,162	-	(688)	(62,233)	-	241
Other financial assets	262	-	-	-	-	262
Total financial assets designated at fair value	74,013	-	(705)	(66,340)	(432)	6,536
Derivative financial instruments	346,626	(273,602)	(41,641)	(8,282)	(5,205)	17,896
Loans and advances to banks	43,251	-	(4)	(4,896)	(22)	38,329
Loans and advances to customers:
Home loans	144,765	-	(184)	(143,912)	-	669
Credit cards, unsecured and other retail lending	57,808	-	(235)	(5,258)	(95)	52,220
Corporate loans	190,211	(8,622)	(320)	(52,029)	(5,087)	124,153
Total loans and advances to customers	392,784	(8,622)	(739)	(201,199)	(5,182)	177,042
Reverse repurchase agreements and other similar secured lending	13,454	-	(79)	(13,242)	-	133
Financial investments - debt securities	62,879	-	-	(533)	(1,286)	61,060
Other assets	1,205	-	-	-	-	1,205
Total on-balance sheet	1,079,796	(282,224)	(43,168)	(294,762)	(12,127)	447,515

Off-balance sheet:
Contingent liabilities	19,908	-	(247)	(1,403)	(130)	18,128
Documentary credits and other short-term trade-related transactions	1,005	-	(24)	(18)	(3)	960
Standby facilities, credit lines and other commitments	302,681	-	(321)	(26,548)	(1,704)	274,108
Total off-balance sheet	323,594	-	(592)	(27,969)	(1,837)	293,196

Total	1,403,390	(282,224)	(43,760)	(322,731)	(13,964)	740,711

Balance Sheet credit quality
Balance sheet credit quality (audited)
	Strong (including investment grade)	Satisfactory (BB+ to B)	Higher risk (B- and below)	Maximum exposure to credit risk	Strong (including investment grade)	Satisfactory (BB+ to B)	Higher risk (B- and below)	Maximum exposure to credit risk
As at 31 December 2017	£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks	171,082	-	-	171,082	100	-	-	100
Items in the course of collection from other banks	2,088	56	9	2,153	97	3	-	100
Trading portfolio assets:
Debt securities	48,489	2,085	626	51,200	95	4	1	100
Traded loans	1,432	1,189	519	3,140	45	38	17	100
Total trading portfolio assets	49,921	3,274	1,145	54,340	92	6	2	100
Financial assets designated at fair value:
Loans and advances	9,457	817	763	11,037	86	7	7	100
Debt securities	-	15	-	15	-	100	-	100
Reverse repurchase agreements	82,263	17,692	85	100,040	82	18	-	100
Other financial assets	482	37	-	519	93	7	-	100
Total financial assets designated at fair value	92,202	18,561	848	111,611	82	17	1	100
Derivative financial instruments	229,262	7,863	544	237,669	96	4	-	100
Loans and advances to banks	34,590	926	147	35,663	97	3	-	100
Loans and advances to customers:
Home loans	135,576	5,781	5,645	147,002	92	4	4	100
Credit cards, unsecured and other retail lending	26,026	24,801	4,940	55,767	47	44	9	100
Corporate loans	113,505	36,786	12,492	162,783	70	22	8	100
Total loans and advances to customers	275,107	67,368	23,077	365,552	76	18	6	100
Reverse repurchase agreements and other similar secured lending	11,430	1,101	15	12,546	91	9	-	100
Financial investments - debt securities	57,107	18	4	57,129	100	-	-	100
Other assets	482	355	32	869	55	41	4	100
Total assets	923,271	99,522	25,821	1,048,614	89	9	2	100

As at 31 December 2016
Cash and balances at central banks	102,353	-	-	102,353	100	-	-	100
Items in the course of collection from other banks	1,328	130	9	1,467	91	9	-	100
Trading portfolio assets:
Debt securities	37,037	1,344	408	38,789	96	3	1	100
Traded loans	594	1,977	404	2,975	20	66	14	100
Total trading portfolio assets	37,631	3,321	812	41,764	90	8	2	100
Financial assets designated at fair value:
Loans and advances	9,692	533	294	10,519	92	5	3	100
Debt securities	59	11	-	70	84	16	-	100
Reverse repurchase agreements	53,151	9,999	12	63,162	84	16	-	100
Other financial assets	244	18	-	262	93	7	-	100
Total financial assets designated at fair value	63,146	10,561	306	74,013	85	14	1	100
Derivative financial instruments	330,737	14,963	926	346,626	95	5	-	100
Loans and advances to banks	39,159	3,830	262	43,251	91	9	-	100
Loans and advances to customers:
Home loans	136,922	2,589	5,254	144,765	95	1	4	100
Credit cards, unsecured and other retail lending	5,343	50,685	1,780	57,808	9	88	3	100
Corporate loans	140,414	37,170	12,627	190,211	74	19	7	100
Total loans and advances to customers	282,679	90,444	19,661	392,784	72	23	5	100
Reverse repurchase agreements and other similar secured lending	9,364	4,090	-	13,454	70	30	-	100
Financial investments - debt securities	62,842	30	7	62,879	100	-	-	100
Other assets	1,085	117	3	1,205	90	10	-	100
Total assets	930,324	127,486	21,986	1,079,796	86	12	2	100

Concentrations of Credit Risk Geographical
Credit risk concentrations by geography (audited)
	UnitedKingdom	Europe	Americas	Africa and Middle East	Asia	Total
As at 31 December 2017	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	53,068	57,179	56,034	63	4,738	171,082
Items in the course of collection from other banks	987	1,166	-	-	-	2,153
Trading portfolio assets	10,603	13,620	25,680	473	3,964	54,340
Financial assets designated at fair value	33,922	23,725	46,288	1,611	6,065	111,611
Derivative financial instruments	81,656	81,566	57,858	2,792	13,797	237,669
Loans and advances to banks	10,251	11,847	8,044	1,714	3,807	35,663
Loans and advances to customers	253,702	39,687	63,246	2,541	6,376	365,552
Reverse repurchase agreements and other similar secured lending	203	375	10,521	32	1,415	12,546
Financial Investments - debt securities	17,471	23,598	14,110	114	1,836	57,129
Other assets	592	13	148	33	83	869
Total on-balance sheet	462,455	252,776	281,929	9,373	42,081	1,048,614

Off-balance sheet:
Contingent liabilities	7,603	3,039	6,708	529	1,133	19,012
Documentary credits and other short-term trade related transactions	800	5	-	7	-	812
Standby facilities, credit lines and other commitments	105,112	36,079	168,003	1,601	3,966	314,761
Total off-balance sheet	113,515	39,123	174,711	2,137	5,099	334,585
Total	575,970	291,899	456,640	11,510	47,180	1,383,199

As at 31 December 2016
On-balance sheet:
Cash and balances at central banks	30,485	40,439	24,859	77	6,493	102,353
Items in the course of collection from other banks	969	498	-	-	-	1,467
Trading portfolio assets	8,981	9,171	19,848	435	3,329	41,764
Financial assets designated at fair value	25,821	10,244	33,181	733	4,034	74,013
Derivative financial instruments	108,559	107,337	105,129	1,493	24,108	346,626
Loans and advances to banks	7,458	12,674	16,894	1,778	4,447	43,251
Loans and advances to customers	253,752	47,050	81,045	3,089	7,848	392,784
Reverse repurchase agreements and other similar secured lending	218	309	11,439	92	1,396	13,454
Financial Investments - debt securities	18,126	27,763	12,030	251	4,709	62,879
Other assets	987	-	137	10	71	1,205
Total on-balance sheet	455,356	255,485	304,562	7,958	56,435	1,079,796

Off-balance sheet:
Contingent liabilities	8,268	3,275	6,910	702	753	19,908
Documentary credits and other short-term trade related transactions	915	9	-	40	41	1,005
Standby facilities, credit lines and other commitments	106,427	35,476	156,077	1,694	3,007	302,681
Total off-balance sheet	115,610	38,760	162,987	2,436	3,801	323,594
Total	570,966	294,245	467,549	10,394	60,236	1,403,390

Concentrations of Credit Risk Industry
Credit risk concentrations by industry (audited)
As at 31 December 2017	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribu-tion and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	-	-	-	-	171,082	-	-	-	-	-	-	171,082
Items in the course of collection from other banks	2,153	-	-	-	-	-	-	-	-	-	-	2,153
Trading portfolio assets	4,682	10,672	3,311	807	26,030	3,900	598	3,324	128	-	888	54,340
Financial assets designated at fair value	21,468	78,506	38	4,666	4,812	2	3	2,083	28	-	5	111,611
Derivative financial instruments	126,248	87,272	2,383	2,103	5,811	8,179	576	2,972	-	-	2,125	237,669
Loans and advances to banks	27,780	-	-	-	7,883	-	-	-	-	-	-	35,663
Loans and advances to customers	-	74,923	9,249	23,706	9,433	6,104	12,450	20,483	147,002	54,205	7,997	365,552
Reverse repurchase agreements and other similar secured lending	7,241	4,844	-	153	307	-	-	1	-	-	-	12,546
Financial investments - debt securities	10,146	1,379	-	-	44,827	103	-	674	-	-	-	57,129
Other assets	147	701	-	-	21	-	-	-	-	-	-	869
Total on-balance sheet	199,865	258,297	14,981	31,435	270,206	18,288	13,627	29,537	147,158	54,205	11,015	1,048,614
Off-balance sheet:
Contingent liabilities	1,572	3,556	3,236	675	8	2,605	969	4,947	4	389	1,051	19,012
Documentary credits and other short-term trade related transactions	524	-	192	-	-	-	71	23	-	-	2	812
Standby facilities, credit lines and other commitments	1,026	31,427	37,913	12,956	384	31,702	14,436	34,392	10,785	126,169	13,571	314,761
Total off-balance sheet	3,122	34,983	41,341	13,631	392	34,307	15,476	39,362	10,789	126,558	14,624	334,585
Total	202,987	293,280	56,322	45,066	270,598	52,595	29,103	68,899	157,947	180,763	25,639	1,383,199

Credit risk concentrations by industry (audited)
As at 31 December 2016	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	-	-	-	-	102,353	-	-	-	-	-	-	102,353
Items in the course of collection from other banks	1,467	-	-	-	-	-	-	-	-	-	-	1,467
Trading portfolio assets	2,231	7,998	1,625	565	21,047	3,733	324	2,972	257	-	1,012	41,764
Financial assets designated at fair value	14,714	49,783	3	5,699	856	5	33	2,811	33	2	74	74,013
Derivative financial instruments	182,664	139,066	2,913	3,488	6,547	4,585	810	3,392	-	-	3,161	346,626
Loans and advances to banks	38,932	-	-	-	4,319	-	-	-	-	-	-	43,251
Loans and advances to customers	-	91,812	12,337	24,200	12,028	7,384	12,967	21,838	144,765	56,730	8,723	392,784
Reverse repurchase agreements and other similar secured lending	2,596	10,568	-	38	252	-	-	-	-	-	-	13,454
Financial investments - debt securities	12,842	4,877	-	-	44,263	-	43	807	-	-	47	62,879
Other assets	975	205	-	-	25	-	-	-	-	-	-	1,205
Total on-balance sheet	256,421	304,309	16,878	33,990	191,690	15,707	14,177	31,820	145,055	56,732	13,017	1,079,796
Off-balance sheet:
Contingent liabilities	1,484	4,232	3,387	707	8	2,649	1,032	4,847	40	531	991	19,908
Documentary credits and other short-term trade related transactions	433	-	377	-	-	-	157	38	-	-	-	1,005
Standby facilities, credit lines and other commitments	1,021	29,329	38,829	11,876	400	29,699	14,741	26,359	9,610	126,708	14,109	302,681
Total off-balance sheet	2,938	33,561	42,593	12,583	408	32,348	15,930	31,244	9,650	127,239	15,100	323,594
Total	259,359	337,870	59,471	46,573	192,098	48,055	30,107	63,064	154,705	183,971	28,117	1,403,390

Movements in allowance for impairment by asset class
Movements in allowance for impairment by asset class (audited)
	At beginningof year	Acquisitionsanddisposals	Unwind ofdiscount	Exchangeand otheradjustments	Amountswritten off	Recoveries	Amountscharged toincomestatement	Balance at31 December
	£m	£m	£m	£m	£m	£m	£m	£m
2017
Home loans	467	-	(5)	(4)	(29)	-	29	458
Credit cards, unsecured and other retail lending	3,060	-	(43)	(223)	(2,042)	252	2,051	3,055
Corporate loans	1,093	(5)	-	(13)	(258)	82	240	1,139
Total impairment allowance	4,620	(5)	(48)	(240)	(2,329)	334	2,320	4,652

2016
Home loans	518	(3)	(5)	(108)	(23)	-	88	467
Credit cards, unsecured and other retail lending	3,394	(2)	(70)	(709)	(1,806)	296	1,957	3,060
Corporate loans	1,009	-	-	81	(364)	69	298	1,093
Total impairment allowance	4,921	(5)	(75)	(736)	(2,193)	365	2,343	4,620

Derivative assets
Derivative assets (audited)
	2017			2016
	Balance sheetassets	Counterpartynetting	Netexposure	Balance sheetassets	Counterpartynetting	Netexposure
As at 31 December	£m	£m	£m	£m	£m	£m
Foreign exchange	54,943	42,117	12,826	79,744	59,040	20,704
Interest rate	153,043	117,559	35,484	228,652	185,723	42,929
Credit derivatives	12,549	9,952	2,597	16,273	12,891	3,382
Equity and stock index	14,698	12,702	1,996	17,089	12,603	4,486
Commodity derivatives	2,436	1,935	501	4,868	3,345	1,523
Total derivative assets	237,669	184,265	53,404	346,626	273,602	73,024
Cash collateral held			33,092			41,641
Net exposure less collateral			20,312			31,383

Management Value at Risk

The daily average, maximum and minimum values of management VaR

Management VaR (95%, one day) (audited)
	2017			2016
	Average	High	Low	Average	High	Low
For the year ended 31 December [a]	£m	£m	£m	£m	£m	£m
Credit risk	12	18	8	16	24	9
Interest rate risk	8	15	4	7	13	4
Equity risk	8	14	4	7	11	4
Basis risk	5	6	3	5	9	3
Spread risk	5	8	3	3	5	2
Foreign exchange risk	3	7	2	3	5	2
Commodity risk	2	3	1	2	4	1
Inflation risk	2	4	1	2	3	2
Diversification effect [b]	(26)	n/a	n/a	(24)	n/a	n/a
Total management VaR	19	26	14	21	29	13

Notes

  Includes BAGL.
  Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historic correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Deposit funding
Deposit funding (audited)
	2017			2016
Funding of loans and advances to customers	Loans and advances to customers	Customer deposits	Loan to deposit ratio	Loan to deposit ratio
As at 31 December 2017	£bn	£bn	%	%
Barclays UK	184	193
Barclays International	101	162
Total retail and corporate funding[d]	285	355	80%	89%

Barclays International and Head Office	81	74
Total Barclays Group	366	429	85%	93%

d Excludes investment banking balances other than interest earning lending. Comparatives have been restated to include interest earning lending balances within the investment banking business.

Contractual maturity of financial assets and liabilities
Contractual maturity of financial assets and liabilities (audited)
As at31 December 2017	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan nine months	Over ninemonths butnot morethan one year	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	170,236	846	–	–	–	–	–	–	–	–	171,082
Items in the course of collection from other banks	2,153	–	–	–	–	–	–	–	–	–	2,153
Trading portfolio assets	113,760	–	–	–	–	–	–	–	–	–	113,760
Financial assets designated at fair value	14,800	77,288	8,828	4,570	1,252	2,095	160	196	557	6,535	116,281
Derivative financial instruments	237,504	41	–	–	–	71	22	15	1	15	237,669
Financial investments	30	2,378	2,717	97	504	5,675	3,928	16,162	17,059	10,366	58,916
Loans and advances to banks	3,439	30,227	1,256	77	125	247	93	11	–	188	35,663
Loans and advances to customers	12,022	70,816	8,511	5,519	7,622	35,969	26,151	39,435	48,382	111,125	365,552
Reverse repurchase agreements and other similar secured lending	7,522	4,446	578	–	–	–	–	–	–	–	12,546
Other financial assets	–	759	–	–	–	110	–	–	–	–	869
Total financial assets	561,466	186,801	21,890	10,263	9,503	44,167	30,354	55,819	65,999	128,229	1,114,491
Other assets[a]											18,757
Total assets											1,133,248
Liabilities
Deposits from banks	4,967	30,826	718	438	214	74	135	316	35	–	37,723
Items in the course of collection due to other banks	446	–	–	–	–	–	–	–	–	–	446
Customer accounts	334,961	74,812	7,381	3,386	3,628	2,684	500	882	231	656	429,121
Repurchase agreements and other similar secured borrowing	3,550	17,841	4,516	2,136	1,396	310	93	10,006	490	–	40,338
Trading portfolio liabilities	37,351	–	–	–	–	–	–	–	–	–	37,351
Financial liabilities designated at fair value	13,298	102,860	10,570	5,918	3,139	10,515	7,281	5,879	4,923	9,335	173,718
Derivative financial instruments	237,235	10	3	–	–	10	5	4	41	1,037	238,345
Debt securities in issue	907	17,120	8,395	5,107	1,562	8,136	3,883	12,819	10,983	4,402	73,314
Subordinated liabilities	–	2,402	791	7	23	57	1,959	8,751	5,466	4,370	23,826
Other financial liabilities	–	3,793	–	–	–	781	–	–	–	–	4,574
Total financial liabilities	632,715	249,664	32,374	16,992	9,962	22,567	13,856	38,657	22,169	19,800	1,058,756
Other liabilities[a]											8,476
Total liabilities											1,067,232
Cumulative liquidity gap	(71,249)	(134,112)	(144,596)	(151,325)	(151,784)	(130,184)	(113,686)	(96,524)	(52,694)	55,735	66,016

Note

a As at 31 December 2017, other assets includes balances of £1,193m (2016: £71,454m) and other liabilities includes balances of £nilm (2016: £65,292m) relating to amounts held for sale. Please refer to Note 43 for details.

Contractual maturity of financial assets and liabilities (audited)
As at31 December 2016	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan ninemonths	Over ninemonths butnot morethan oneyear	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	102,031	322	–	–	–	–	–	–	–	–	102,353
Items in the course of collection from other banks	1,467	–	–	–	–	–	–	–	–	–	1,467
Trading portfolio assets	80,240	–	–	–	–	–	–	–	–	–	80,240
Financial assets designated at fair value	15,558	43,270	5,518	2,376	2,081	686	90	129	771	8,129	78,608
Derivative financial instruments	345,625	5	400	5	2	14	168	175	123	109	346,626
Financial investments	40	1,015	3,064	741	2,666	10,127	9,031	15,148	12,768	8,717	63,317
Loans and advances to banks	4,858	34,346	2,753	480	133	412	236	20	13	–	43,251
Loans and advances to customers	26,929	85,993	7,522	6,310	8,245	29,326	25,602	44,776	48,233	109,848	392,784
Reverse repurchase agreements and other similar secured lending	7,043	3,678	892	144	905	792	–	–	–	–	13,454
Other financial assets	–	1,128	–	–	–	77	–	–	–	–	1,205
Total financial assets	583,791	169,757	20,149	10,056	14,032	41,434	35,127	60,248	61,908	126,803	1,123,305
Other assets[a]											89,821
Total assets											1,213,126
Liabilities
Deposits from banks	5,906	39,610	1,120	672	351	193	13	328	21	–	48,214
Items in the course of collection due to other banks	636	–	–	–	–	–	–	–	–	–	636
Customer accounts	317,963	86,081	5,305	3,023	4,528	2,836	1,262	1,043	441	696	423,178
Repurchase agreements and other similar secured borrowing	5,480	9,235	1,934	917	1,326	311	–	83	474	–	19,760
Trading portfolio liabilities	34,687	–	–	–	–	–	–	–	–	–	34,687
Financial liabilities designated at fair value	15,285	41,583	3,970	4,112	1,827	7,540	5,762	5,773	3,588	6,591	96,031
Derivative financial instruments	339,646	4	–	–	2	10	34	46	75	670	340,487
Debt securities in issue	27	16,731	11,713	5,902	6,867	3,166	8,069	9,186	10,152	4,119	75,932
Subordinated liabilities	–	8	–	–	1,317	3,230	56	7,487	6,575	4,710	23,383
Other financial liabilities	–	3,198	–	–	–	1,189	–	–	–	–	4,387
Total financial liabilities	719,630	196,450	24,042	14,626	16,218	18,475	15,196	23,946	21,326	16,786	1,066,695
Other liabilities[a]											75,066
Total liabilities											1,141,761
Cumulative liquidity gap	(135,839)	(162,532)	(166,425)	(170,995)	(173,181)	(150,222)	(130,291)	(93,989)	(53,407)	56,610	71,365

Note

a As at 31 December 2017, other assets includes balances of £1,193m (2016: £71,454m) and other liabilities includes balances of £nilm (2016: £65,292m) relating to amounts held for sale. Please refer to Note 43 for details.

Contractual maturity of financial liabilities - undiscounted
Contractual maturity of financial liabilities - undiscounted (audited)
	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan one year	Over oneyear but notmore thanthree years	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2017
Deposits from banks	4,967	30,831	720	654	213	316	36	–	37,737
Items in the course of collection due to other banks	446	–	–	–	–	–	–	–	446
Customer accounts	334,961	74,830	7,383	7,020	3,197	884	231	725	429,231
Repurchase agreements and other similar secured lending	3,550	17,847	4,526	3,557	410	10,259	490	–	40,639
Trading portfolio liabilities	37,351	–	–	–	–	–	–	–	37,351
Financial liabilities designated at fair value	13,298	102,983	10,609	9,118	18,142	6,177	5,490	12,834	178,651
Derivative financial instruments	237,235	9	3	–	15	5	48	1,755	239,070
Debt securities in issue	907	17,614	8,565	7,025	13,786	13,928	12,687	6,734	81,246
Subordinated liabilities	–	2,822	1,816	685	5,501	10,232	6,243	6,231	33,530
Other financial liabilities	–	3,793	–	–	781	–	–	–	4,574
Total financial liabilities	632,715	250,729	33,622	28,059	42,045	41,801	25,225	28,279	1,082,475

As at 31 December 2016
Deposits from banks	5,906	39,617	1,122	1,025	207	328	21	–	48,226
Items in the course of collection due to other banks	636	–	–	–	–	–	–	–	636
Customer accounts	317,963	86,101	5,325	7,565	4,266	1,120	1,403	1,013	424,756
Repurchase agreements and other similar secured lending	5,480	9,249	1,939	2,253	312	83	474	–	19,790
Trading portfolio liabilities	34,687	–	–	–	–	–	–	–	34,687
Financial liabilities designated at fair value	15,285	41,599	3,986	5,979	13,445	5,899	3,900	8,443	98,536
Derivative financial instruments	339,646	4	–	2	44	48	84	1,086	340,914
Debt securities in issue	27	17,126	11,894	13,285	12,915	10,505	12,282	6,054	84,088
Subordinated liabilities	–	398	680	3,117	7,089	9,324	7,842	4,866	33,316
Other financial liabilities	–	3,198	–	–	1,189	–	–	–	4,387
Total financial liabilities	719,630	197,292	24,946	33,226	39,467	27,307	26,006	21,462	1,089,336

Maturity analysis of off-balance sheet commitments received
Maturity analysis of off-balance sheet commitments received (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2017
Guarantees, letters of credit and credit insurance	6,373	5	2	3	1	8	7	5	3	4	6,411
Forward starting repurchase agreements	–	29	–	–	–	–	–	–	–	–	29
Total off-balance sheet commitments received	6,373	34	2	3	1	8	7	5	3	4	6,440

As at 31 December 2016
Guarantees, letters of credit and credit insurance	6,044	18	1	410	2	23	1	3	–	–	6,502
Forward starting repurchase agreements	102	246	–	1	–	–	18	–	–	–	367
Total off-balance sheet commitments received	6,146	264	1	411	2	23	19	3	–	–	6,869

Maturity analysis of off-balance sheet commitments given
Maturity analysis of off-balance sheet commitments given (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2017
Contingent liabilities	16,047	1,085	560	92	242	346	80	59	245	256	19,012
Documentary credits and other short-term trade related transactions	34	593	147	26	6	5	1	–	–	–	812
Standby facilities, credit lines and other commitments	311,481	1,144	883	77	778	44	47	259	2	46	314,761
Total off-balance sheet commitments given	327,562	2,822	1,590	195	1,026	395	128	318	247	302	334,585

As at 31 December 2016
Contingent liabilities	17,111	425	845	233	285	355	187	88	259	151	19,939
Documentary credits and other short-term trade related transactions	987	10	8	–	–	–	–	–	–	–	1,005
Standby facilities, credit lines and other commitments	300,043	479	415	604	818	55	47	150	–	70	302,681
Total off-balance sheet commitments given	318,141	914	1,268	837	1,103	410	234	238	259	221	323,625

Capital resources
Capital ratios
As at 31 December	2017	2016
Fully loaded CET1[a,b]	13.3%	12.4%
PRA transitional tier 1[c,d]	17.2%	15.6%
PRA transitional total capital[c,d]	21.5%	19.6%
Capital resources (audited)
	2017	2016
As at 31 December	£m	£m
Total equity (excluding non-controlling interests) per the balance sheet	63,905	64,873
Less: other equity instruments (recognised as AT1 capital)	(8,941)	(6,449)
Adjustment to retained earnings for foreseeable dividends	(392)	(388)

Minority interests (amount allowed in consolidated CET1)	-	1,825

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(1,385)	(1,571)
Goodwill and intangible assets	(7,908)	(9,054)
Deferred tax assets that rely on future profitability excluding temporary differences	(593)	(494)
Fair value reserves related to gains or losses on cash flow hedges	(1,161)	(2,104)
Excess of expected losses over impairment	(1,239)	(1,294)
Gains or losses on liabilities at fair value resulting from own credit	83	86
Defined-benefit pension fund assets	(732)	(38)
Direct and indirect holdings by an institution of own CET1 instruments	(50)	(50)
Deferred tax assets arising from temporary differences (amount above 10% threshold)	-	(183)
Other regulatory adjustments	(22)	45
Fully loaded CET1 capital	41,565	45,204

Additional tier 1 (AT1) capital
Capital instruments and the related share premium accounts	8,941	6,449
Qualifying AT1 capital (including minority interests) issued by subsidiaries	3,538	5,445
Other regulatory adjustments and deductions	(130)	(130)
Transitional AT1 capital[e]	12,349	11,764

PRA transitional tier 1 capital	53,914	56,968

Tier 2 (T2) capital
Capital instruments and the related share premium accounts	6,472	3,769
Qualifying T2 capital (including minority interests) issued by subsidiaries	7,040	11,366
Other regulatory adjustments and deductions	(251)	(257)
PRA transitional total regulatory capital	67,175	71,846

Notes

a The transitional regulatory adjustments to CET1 capital are no longer applicable resulting in CET1 capital on a fully loaded basis being equal to that on a transitional basis.

b The CRD IV CET1 ratio (FSA October 2012 transitional statement) as applicable to Barclays’ tier 2 Contingent Capital Notes was 13.9% based on £43.5bn of transitional CRD IV CET1 capital and £313bn RWAs. The transitional CET1 ratio according to the FSA October 2012 transitional statement would be 13.9%. This is calculated as CET1 capital as adjusted for the transitional relief (£43.5bn), divided by CRD IV RWAs. The following transitional relief items are added back to CET1 capital: Goodwill and Intangibles (£1.6bn), Deferred tax asset (£0.1bn), and Expected losses over impairment (£0.2bn).

c The PRA transitional capital is based on the PRA Rulebook and accompanying supervisory statements.

d As at 31 December 2017, Barclays’ fully loaded tier 1 capital was £50,376m, and the fully loaded tier 1 ratio was 16.1%. Fully loaded total regulatory capital was £64,646m and the fully loaded total capital ratio was 20.7%. The fully loaded tier 1 capital and total capital measures are calculated without applying the transitional provisions set out in CRD IV and assessing compliance of AT1 and T2 instruments against the relevant criteria in CRD IV.

e Of the £12.3bn transitional AT1 capital, fully loaded AT1 capital comprises the £8.9bn of contingent convertible instruments issued by Barclays PLC (the holding company) and related share premium accounts, and £0.1bn capital deductions. It excludes £3.5bn legacy tier 1 capital instruments issued by subsidiaries that are subject to grandfathering. For the leverage ratio, only the AT1 capital on a fully loaded basis is applicable.

Functional currency of the operation

Functional currency of operations (audited)
	Foreigncurrencynetinvestments	Borrowingswhich hedgethe netinvestments	Derivativeswhich hedgethe netinvestments	Structuralcurrencyexposurespre- economichedges	Economichedges	Remainingstructuralcurrencyexposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2017
USD	27,848	(12,404)	(540)	14,904	(6,153)	8,751
EUR	2,489	(3)	-	2,486	(2,127)	359
ZAR	8	-	-	8	-	8
JPY	467	(152)	(301)	14	-	14
Other	2,475	-	(1,299)	1,176	-	1,176
Total	33,287	(12,559)	(2,140)	18,588	(8,280)	10,308

As at 31 December 2016
USD	29,460	(12,769)	-	16,691	(7,898)	8,793
EUR	2,121	(363)	-	1,758	(2,053)	(295)
ZAR	3,679	-	(2,571)	1,108	-	1,108
JPY	438	(209)	(224)	5	-	5
Other	2,793	-	(1,318)	1,475	-	1,475
Total	38,491	(13,341)	(4,113)	21,037	(9,951)	11,086

Financial assets past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances
Loans and advances past due but not impaired (audited)
	Past due up to 1 month	Past due 1-2months	Past due2-3months	Past due 3-6months	Past due6 monthsand over	Total
	£m	£m	£m	£m	£m	£m
As at 31 December 2017
Loans and advances designated at fair value	653	-	20	-	10	683
Home loans	3	1	-	-	22	26
Credit cards, unsecured and other retail lending	-	-	12	31	66	109
Corporate loans	6,272	277	129	85	98	6,861
Total	6,928	278	161	116	196	7,679

As at 31 December 2016
Loans and advances designated at fair value	29	8	18	-	16	71
Home loans	1	-	-	33	31	65
Credit cards, unsecured and other retail lending	2	-	2	11	77	92
Corporate loans	6,962	1,235	149	178	354	8,878
Total	6,994	1,243	169	222	478	9,106

Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances
Loans and advances assessed as impaired (audited)
	Past dueup to1 month	Past due1-2 months	Past due2-3 months	Past due 3-6 months	Past due6 monthsand over	Total collectively assessed	Individuallyassessed forimpairment	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2017
Home loans	2,622	465	200	304	477	4,068	922	4,990
Credit cards, unsecured and other retail lending	989	344	245	511	1,808	3,897	302	4,199
Corporate loans	546	34	20	28	85	713	1,384	2,097
Total	4,157	843	465	843	2,370	8,678	2,608	11,286

As at 31 December 2016
Home loans	2,866	795	201	298	452	4,612	820	5,432
Credit cards, unsecured and other retail lending	1,135	354	250	516	1,702	3,957	492	4,449
Corporate loans	288	53	35	72	131	579	1,580	2,159
Total	4,289	1,202	486	886	2,285	9,148	2,892	12,040